Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	6,111,200	6,111,200	4,750,000
Common stock, shares outstanding	6,111,200	6,111,200	4,750,000